Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Share-based Compensation
17. Share-based Compensation
In July 2014, the Group adopted its Global Share Incentive Plan (the “Global Share Plan”), which permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Group. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the Global Share Plan, is 19,880,315 shares. The Global Share Plan was terminated on the Primary Conversion Effective Date.
In February 2018, the Group adopted its 2018 Share Incentive Plan (the “2018 Plan”) to provide additional incentives to employees, directors and consultants and promote the success of its business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan as at December 31, 202
5
 is 33,132,989 shares.
As at the date on which the voluntary conversion of its secondary listing status to primary listing on the Hong Kong Stock Exchange becomes effective , the Group subsequently amended its 2018 Plan, under which the maximum aggregate number of Class Z ordinary shares may be issued pursuant to all awards is 30,673,710 Class Z ordinary shares, representing 10% of the total number of issued Class Z ordinary shares, which permits the grant of restricted share units (“RSUs”) of the Company to relevant directors, officers, other employees and consultants of the Group.
In June 2024, the Group adopted its Second Amended and Restated 2018 Share Incentive Plan (the “Restated 2018 Plan”) to provide additional incentives to employee participants, related entity participants and service provider participants and promote the success of its business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan as at December 31, 202
5
 is 41,413,503 shares, and within the Scheme Limit, the maximum number of Class Z Ordinary Shares which may be issued pursuant to all awards to be granted to service provider participants under the Restated 2018 Plan is 2,070,675.
In May 2024, the Group adopted its 2024 Share Incentive Plan (the “2024 Plan”) to provide additional incentives to employee participants, related entity participants and consultants and promote the success of its business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2024 Plan as at December 31, 202
5
 is 41,272,920 shares. No awards have been granted under the 2024 Share Incentive Plan since its adoption.

Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of zero
to six years and expire in
six
to seven years, and RSUs generally vest over a period of
zero
to six years.
RSUs
The following table presents a summary of the Group’s RSUs activities for the years ended December 31, 2023, 2024 and 2025:

	Employees	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2023	1,932	35	1,967	24.59
Granted	8,796	—	8,796	18.72
Vested	—	(23)	(23)	24.59
Forfeited	(1,059)	—	(1,059)	22.10

Unvested at December 31, 2023	9,669	12	9,681	19.53

Outstanding at January 1, 2024	9,669	12	9,681	19.53
Granted	10,841	1	10,842	17.14
Vested	(689)	(12)	(701)	24.59
Forfeited	(2,547)	—	(2,547)	17.37

Unvested at December 31, 2024	17,274	1	17,275	18.14

Outstanding at January 1, 2025	17,274	1	17,275	18.14
Granted	8,388	—	8,388	23.06
Vested	(2,931)	(1)	(2,932)	17.32
Forfeited	(2,853)	—	(2,853)	20.29

Unvested at December 31, 2025	19,878	—	19,878	20.03

The aggregate number of Class Z Ordinary Shares available for future grant under the Restated 2018 Plan was 28,704,359 as of December 31, 2025.
The aggregate number of Class Z Ordinary Shares available for future grant under the 2024 Plan was 41,272,920 as of December 31, 2025.
As of December 31, 2025, total unrecognized compensation expenses related to unvested RSUs granted under the 2018 Plan and the Restated 2018 Plan, adjusted for estimated forfeitures, was RMB

2,037.4

million, which is expected to be recognized over a weighted-average period of

3.1
years and may be adjusted for future changes in estimated forfeitures.

Share options
(b) Share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2023, 2024 and 2025:

	Employees	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2023	21,715	195	21,910	2.0283	4.70	3,305,336
Granted	—	—	—	—
Exercised	(2,147)	(64)	(2,211)	0.0001
Forfeited	(1,760)	—	(1,760)	0.1443

Outstanding at December 31, 2023	17,808	131	17,939	2.4701	3.79	1,232,411

Outstanding at January 1, 2024	17,808	131	17,939	2.4701	3.79	1,232,411
Granted	—	—	—	—
Exercised	(3,689)	(7)	(3,696)	0.3911
Forfeited	(1,119)	(14)	(1,133)	0.6909

Outstanding at December 31, 2024	13,000	110	13,110	1.6543	2.85	1,550,782

Outstanding at January 1, 2025	13,000	110	13,110	1.6543	2.85	1,550,782
Granted	—	—	—	—
Exercised	(1,634)	(26)	(1,660)	0.5527
Forfeited	(400)	—	(400)	3.7190

Outstanding at December 31, 2025	10,966	84	11,050	1.7386	1.87	1,774,828

Exercisable at December 31, 2025	8,821	59	8,880	1.8711	1.71	1,290,266

No
further options would be granted under the 2018 Share Incentive Plan after the Primary Conversion Effective Date. As of December 31, 2025, total unrecognized compensation expenses related to unvested options granted under the Global Share Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB
504.5 million, which is expected to be recognized over a weighted-average period of 1.3 years and may be adjusted for future changes in estimated forfeitures.